Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Maturities of Debt	Scheduled maturities of debt remaining as of June 30, 2024 for each respective fiscal year end are as follows:
2024	$3,034,829
2025	705,565
Total	$3,740,394
Scheduled maturities of debt remaining as of December 31, 2023, for each respective fiscal year end are as follows:
2023	$0
2024	2,471,503
Total	$2,471,503

Schedule of Recognized at Fair Value in the Consolidated Financial Statements

The following table reconciles, for the years ended December 31, 2023 and 2022, the beginning and ending balances for financial instruments related to the embedded conversion features that are recognized at fair value in the consolidated financial statements.

	Year ended
	December 31, 2023		December 31, 2022
Balance of embedded derivative at the beginning of the period	$		$211,345
Change in fair value of conversion features			(211,345)
Balance of embedded derivatives at the end of the period		$-	$-